Fair Value Measurement - Schedule of Liabilities Measured at Level 3 (Detail) - Significant Other Unobservable Inputs (Level 3) [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of the year	$ 286	$ 286
Accrued liability	6,473		$ 286
Payments	0	0	0
Balance, end of period	$ 6,759	$ 286	$ 286